Putnam Investments

100 Federal Street

Boston, MA 02110

January 3, 2025

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:	Putnam ETF Trust (File. Nos. (333-253222) (811-23643)) (the “Trust”) on behalf of its Putnam Focused Large Cap Growth ETF, Putnam Focused Large Cap Value ETF, Putnam Sustainable Future ETF and Putnam Sustainable Leaders ETF series (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 22 to the Funds’ Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 27, 2024.

Comments or questions concerning this certificate may be directed to Ben Hinceman at 1-215-609-3586.

Very truly yours,

Putnam ETF Trust

By: /s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc: James E. Thomas, Esq.

Ropes & Gray LLP

Tara Gormel, Esq.

Franklin Templeton